Significant Events After Balance Date	6 Months Ended
Dec. 31, 2022
Significant events after balance date [Abstract]
SIGNIFICANT EVENTS AFTER BALANCE DATE

NOTE 13: SIGNIFICANT EVENTS AFTER BALANCE DATE

No matter or circumstance has arisen since 31 December 2022 that has significantly affected, or may significantly affect the Group’s operations, the results of those operations, or the Group’s state of affairs in future financial years.